---------------------------------------------------

DIRECTORS                                   OFFICERS
Barton M. Biggs                             James W. Grisham
CHAIRMAN OF THE BOARD                       VICE PRESIDENT
  Chairman and Director, Morgan Stanley     Michael F. Klein
  Asset Management Inc. and Morgan Stanley  VICE PRESIDENT
  Asset Management Limited; Managing        Harold J. Schaaff,
  Director, Morgan Stanley & Co.            Jr.
  Incorporated; Director, Morgan Stanley    VICE PRESIDENT
  Group Inc.                                Joseph P. Stadler
Frederick B. Whittemore                     VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                  Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.   SECRETARY
  Incorporated                              Karl O. Hartmann
Warren J. Olsen                             ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                      James R. Rooney
  Principal, Morgan Stanley Asset           TREASURER
  Management Inc. and Morgan Stanley & Co.  Joanna M. Haigney
  Incorporated                              ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For  current performance, current  net asset value, or  for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING GROWTH PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The Emerging Growth Portfolio invests primarily in growth-oriented equity securities of small-to-medium sized domestic corporations and, to a limited extent, foreign corporations. Such companies generally have gross revenues ranging from $10 million to $750 million.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 9.03% for the Class A shares and 8.95% for the Class B shares, as compared to a total return of 16.62% for the NASDAQ Composite Index. The average annual total return for the twelve month and five year periods ended September 30, 1996 and for the period from inception on November 1, 1989 through September 30, 1996 was 12.05%, 8.56% and 13.23%, respectively, for the Class A shares, as compared to 17.58%, 18.42% and 15.40%, respectively, for the Index.

PERFORMANCE COMPARED TO THE NASDAQ COMPOSITE INDEX(1)
----------------------------------------------------

                                             TOTAL RETURNS(2)
                                     ---------------------------------   AVGERAGE
                                                             AVERAGE      ANNUAL
                                                   ONE     ANNUAL FIVE     SINCE
                                        YTD       YEAR        YEARS      INCEPTION
                                     ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A.................       9.03%     12.05%       8.56%       13.23%
PORTFOLIO--CLASS B(3)..............       8.95     N/A         N/A          N/A
INDEX..............................      16.62      17.58       18.42        15.40

1.  The NASDAQ Composite Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The three months ended September 30, 1996 was the ninth consecutive quarter of positive returns in net asset value (NAV) of the Portfolio. The markets were extremely volatile in the third quarter as reflected in the Portfolio's -10.2% total return for Class A shares during the month of July, followed by gains of +5.9% and +7.2% in August and September, respectively. Despite the market turmoil, the Portfolio outperformed the Lipper Small Company Growth Mutual Fund Index during the quarter.

The current economic indicators provide a favorable backdrop for the equity markets. GDP growth is moderate, inflation remains subdued, and interest rates are essentially stable at reasonable levels. The stock market correction in the June/July period wrung out some of the speculative excesses that appeared in the Spring, but the continued favorable economic environment may have helped keep the decline brief and more concentrated in small stocks than in larger capitalization companies. As long as the inflation and interest rate patterns do not accelerate, the Federal Reserve can continue to defer credit tightening and the six-year old economic expansion can be extended.

Emerging growth companies are finding the current economic environment to be quite favorable for generating sales and earnings gains. There are exceptions such as the semiconductor industry where an inventory correction has hurt the results of most companies (semiconductor stocks were eliminated from the Portfolio earlier this year). Company specific issues have also impacted a few companies in other industries, but, for the vast majority of emerging growth companies, earnings are meeting or exceeding expectations.

Valuations of emerging growth stocks are near the upper end of the range on an absolute basis--as is the U.S. stock market overall. While small growth stocks have performed well during the past two to three years, larger companies (e.g. the S&P 500) have done even better. Consequently, the relative valuations of emerging growth stocks remain at the mid-point of their historic range and are still some distance from the relative gross overvaluation peaks that often mark a long-term top for the small growth sector. As shown by the accompanying table, the fundamental characteristics of the companies in the Portfolio are superior to the S&P 500 by more than two times, yet the price earnings ratio, based on 1997 estimated earnings, is still at 1.6 times that of the S&P 500.

PORTFOLIO CHARACTERISTICS

                                             PORTFOLIO     S&P 500       RATIO
                                             ----------  -----------  -----------
FIVE YEAR ESTIMATED EARNINGS GROWTH........       25.7%         7.0%         3.7X
OPERATING MARGIN...........................       21.4%        20.0%         1.1X
RETURN ON AVERAGE INVESTED CAPITAL.........       14.5%        10.8%         1.3X
LONG TERM DEBT AS A % OF TOTAL CAPITAL.....       14.6%        37.0%         2.5X
AVERAGE PRICE/EARNINGS RATIO...............
1997E......................................       25.5X        15.6X         1.6X

During the third quarter of 1996, the Portfolio acquired new positions in four companies and eliminated holdings in ten stocks. Some of the new investments include:

    BLACK BOX is a direct marketer of communications, networking and related connectivity products to businesses worldwide.

    MAIL BOXES ETC. is the largest franchiser of neighborhood postal, business, and communication service centers in the world offering mail/parcel receiving, packaging, shipping and related services.

    NFO RESEARCH is a leading provider of custom market research services using proprietary panels of pre-recruited consumer households.

    QUALITY DINING operates Burger King, Chilis' and other restaurants and recently acquired the Brueggers Bagel Bakeries chain.

At the end of the September quarter, the Portfolio was diversified among 62 stocks with the top ten holdings representing 35.3% of net assets. The Portfolio is well balanced with the major sector weightings being Technology (21%), Health Care (24%), Consumer (25%), and Business/Financial Services (30%).

TOP TEN HOLDINGS

                                                              % OF NET ASSETS
                                                            -------------------
SUNGARD DATA SYSTEMS......................................             4.5%
FIRST DATA CORP...........................................             4.0
CUC INTERNATIONAL.........................................             4.0
CINTAS....................................................             3.9
HEALTHSOUTH...............................................             3.8
CONCORD EFS...............................................             3.4
VIVRA.....................................................             3.2
VIKING OFFICE PRODUCTS....................................             3.0
G&K SERVICES..............................................             2.9
CRA MANAGED CARE..........................................             2.6
                                                                       ---
TOTAL.....................................................            35.3%
                                                                       ---
                                                                       ---

Dennis G. Sherva
PORTFOLIO MANAGER
October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
 COMMON STOCKS (97.9%)
   CAPITAL GOODS-CONSTRUCTION (0.9%)
     ENVIRONMENTAL CONTROLS (0.9%)
         25,400    United Waste Systems, Inc.           $     870
                                                        ---------
   CONSUMER-CYCLICAL (20.8%)
     FOOD SERVICE & LODGING (9.4%)
         35,700    Boston Chicken, Inc.                     1,259
         35,800    HFS, Inc.                                2,394
         64,950    La Quinta Inns, Inc.                     1,267
            500    Papa John's International, Inc.             26
         65,000    Promus Hotel Corp.                       1,836
         13,400    Quality Dining, Inc.                       382
         90,000    Sonic Corp.                              2,261
                                                        ---------
                                                            9,425
                                                        ---------
     PRINTING & PUBLISHING (2.2%)
         32,500    Lee Enterprises, Inc.                      743
         20,000    Scholastic Corp.                         1,440
                                                        ---------
                                                            2,183
                                                        ---------
     RETAIL-GENERAL (8.9%)
         90,000    Bed, Bath & Beyond, Inc.                 2,464
         42,800    General Nutrition Cos., Inc.               749
         60,000    Kohl's Corp.                             2,160
        105,000    OfficeMax, Inc.                          1,470
         19,900    Petco Animal Supplies, Inc.                532
         62,288    PetSmart, Inc.                           1,596
                                                        ---------
                                                            8,971
                                                        ---------
     TEXTILES & APPAREL (0.3%)
          9,900    Mossimo, Inc.                              316
                                                        ---------
  TOTAL CONSUMER-CYCLICAL                                  20,895
                                                        ---------
   CONSUMER-STAPLES (26.7%)
     DRUGS (3.2%)
         60,000    Forest Laboratories, Inc.                2,168
         43,200    Genzyme Corp.-General Division           1,085
                                                        ---------
                                                            3,253
                                                        ---------
     HEALTH CARE SUPPLIES & SERVICES (17.5%)
         81,000    American Oncology Resources, Inc.          891
         55,000    Ballard Medical Products                 1,072
         53,500    Biomet, Inc.                               863
         31,500    Boston Scientific Corp.                  1,811
        100,000    HEALTHSOUTH Rehabilitation Corp.         3,838
         90,000    Health Management Systems, Inc.          2,633
         48,400    Mariner Health Group, Inc.                 594
         31,300    OccuSystems, Inc.                          931

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

         75,000    Research Medical, Inc.               $   1,275
          8,900    Target Therapeutics, Inc.                  378
        100,000    Vivra, Inc.                              3,262
                                                        ---------
                                                           17,548
                                                        ---------
     MISCELLANEOUS (6.0%)
         50,000    IDEXX Laboratories, Inc.                 2,263
         35,000    Mail Boxes Etc.                            749
        100,000    Viking Office Products, Inc.             2,988
                                                        ---------
                                                            6,000
                                                        ---------
  TOTAL CONSUMER-STAPLES                                   26,801
                                                        ---------
   FINANCE (1.7%)
     INSURANCE (1.7%)
          8,800    Meadowbrook Insurance Group, Inc.          246
         49,999    Mutual Risk Management Ltd.              1,450
                                                        ---------
  TOTAL FINANCE                                             1,696
                                                        ---------
   SERVICES (38.1%)
     BUSINESS SERVICES (18.5%)
         55,000    BISYS Group, Inc.                        2,255
         26,300    Black Box Corp.                            868
        135,000    Concord EFS, Inc.                        3,476
         50,000    First Data Corp.                         4,081
         12,800    First USA Paymentech, Inc.                 520
         69,100    May & Speh, Inc.                         1,382
         10,450    Paychex, Inc.                              606
        100,000    SunGuard Data Systems, Inc.              4,500
         19,000    Whittman-Hart, Inc.                        898
                                                        ---------
                                                           18,586
                                                        ---------
     PROFESSIONAL SERVICES (19.6%)
         44,900    American Medical Response, Inc.          1,616
         70,000    Cintas Corp.                             3,894
         50,000    CRA Managed Care, Inc.                   2,675
        100,000    CUC International, Inc.                  3,988
        100,000    G & K Services, Inc., Class A            2,925
         14,800    MSC Industrial Direct Co., Inc.,
                    Class A                                   527
         15,700    NFO Research, Inc.                         325
         45,000    Robert Half International, Inc.          1,659
         27,000    Sitel Corp.                              1,202
         36,200    Wilmar Industries, Inc.                    823
                                                        ---------
                                                           19,634
                                                        ---------
  TOTAL SERVICES                                           38,220
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
   TECHNOLOGY (9.7%)
     ELECTRONICS (1.2%)
         35,000    Molex, Inc., Class A                 $   1,172
                                                        ---------
     SOFTWARE SERVICES (5.6%)
         10,600    HCIA, Inc.                                 636
         69,500    Informix Corp.                           1,937
         73,300    Sterling Commerce, Inc.                  1,968
          2,000    Transaction Systems Architects,
                    Inc., Class A                              85
         58,800    USCS International, Inc.                 1,007
                                                        ---------
                                                            5,633
                                                        ---------
     TELECOMMUNICATIONS (2.9%)
         29,900    ADC Telecommunications, Inc.             1,906
         68,000    Mobile Telecommunications
                    Technologies Corp.                      1,063
                                                        ---------
                                                            2,969
                                                        ---------
  TOTAL TECHNOLOGY                                          9,774
                                                        ---------
TOTAL COMMON STOCKS (Cost $57,103)                         98,256
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
 SHORT-TERM INVESTMENT (3.3%)
   REPURCHASE AGREEMENT (3.3%)
$         3,265    Chase Securities, Inc. 5.40%,
                    dated 9/30/96, due 10/01/96, to
                    be repurchased at $3,265,
                    collateralized by $2,405 U.S.
                    Treasury Bonds, 10.625%, due
                    8/15/15, valued at $3,310 (Cost
                    $3,265)                                 3,265
                                                        ---------
TOTAL INVESTMENTS (101.2%) (Cost $60,368)                 101,521
                                                        ---------
 OTHER ASSETS AND LIABILITIES (-1.2%)
 Other Assets                                                  21
 Liabilities                                               (1,174)
                                                        ---------
                                                           (1,153)
                                                        ---------
NET ASSETS (100%)                                       $ 100,368
                                                        ---------
                                                        ---------
CLASS A:
  NET ASSETS                                              $95,437
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 4,086,243 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)           $23.36
                                                        ---------
                                                        ---------
CLASS B:
  NET ASSETS                                               $4,931
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 211,485 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)           $23.32
                                                        ---------
                                                        ---------
 -----------------------------------